Income Taxes - Provision for income taxes for continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal, current	$ (2,667)	$ (8,225)	$ 28,512
State, current	(213)	(7,799)	15,024
Current income tax expense	(2,880)	(16,024)	43,536
Deferred	5,995	22,130	1,999
Federal, computed at statutory rate	3,226	5,006	35,351
State income taxes (net of Federal income tax benefit)	1,048	1,623	10,186
Carryback of net operating loss	(1,100)	0	0
Other, net	(59)	(523)	(2)
Continuing operations tax expense	3,207	2,962	524
Discontinued operations tax expense	0	2,542	45,286
Tax expense continuing operations and discontinued operations	3,207	5,504	45,810
Comprehensive income tax expense	(92)	602	(275)
Total tax expense	$ 3,115	$ 6,106	$ 45,535